    As filed with the Securities and Exchange Commission on April 16, 1998

                          Registration No. 333-36941

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549
                                 ____________

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [_] Pre-Effective Amendment No. __
                      [X] Post-Effective Amendment No. 1

                                  WM TRUST I
              (Exact name of Registrant as Specified in Charter)

                        601 West Main Avenue, Suite 300
                          Spokane, Washington  99201
                   (Address of Principal Executive Offices)
                                (509) 353-3401
                       (Area Code and Telephone Number)
                                 ____________

                         William G. Papesh, President
                               WM Advisors, Inc.
                         1201 Third Avenue, Suite 1400
                          Seattle, Washington  98101
                    (Name and Address of Agent for Service)

                                  Copies to:
     Joseph B. Kittredge, Esq.          Lawrence R. Small, Esq.
     Ropes & Gray                       Paine, Hamblen, Coffin,
     One International Place            Brooke & Miller LLP
     Boston, MA  02110                  717 West Sprague Avenue, Suite 1200
                                        Spokane, WA  99201


                                 ____________

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

                                                            File No. 333-36941

                                  WM TRUST I
                    (Formerly known as The Composite Funds)

                      GROWTH & INCOME FUND, INCOME FUND,
                    MONEY MARKET FUND, TAX-EXEMPT BOND FUND
                      AND U.S. GOVERNMENT SECURITIES FUND

                                   Form N-14

                                    PART C

                               OTHER INFORMATION


Item 16.  Exhibits

          (12) The following opinions of counsel as to tax matters and consents of counsel are filed herewith:

               (a) Opinion of counsel as to certain tax matters related to the merger of the Sierra Growth and Income Fund into the Growth & Income Fund (formerly known as the Composite Growth & Income Fund).

               (b) Opinion of counsel as to certain tax matters related to the merger of the Sierra Income Fund into the Income Fund (formerly known as the Composite Income Fund).

               (c) Opinion of counsel as to certain tax matters related to the merger of the Sierra Global Money Fund and the Sierra Government Money Fund into the Money Market Fund (formerly known as the Composite Money Market Fund).

               (d) Opinion of counsel as to certain tax matters related to the merger of the Sierra National Municipal Fund into the Tax-Exempt Bond Fund (formerly known as the Composite Tax-Exempt Bond Fund).

               (e) Opinion of counsel as to certain tax matters related to the merger of the Sierra Government Fund into the U.S. Government Securities Fund (formerly known as the Composite U.S. Government Securities Fund).

               (f)  Consent of counsel.

          (16) Powers of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as Trustees, and where applicable, officers of WM Trust I: Wayne L. Attwood, Arthur H. Bernstein, Kristianne Blake, Edward R. Davis, John W. English, Michael K. Murphy, Alfred E. Osborne, William G. Papesh, Daniel L. Pavelich and Jay Rockey are incorporated by reference to WM Variable Trust's Post -Effective Amendment No. 14 on Form N-1A, filed on March 26, 1998. Powers of Attorney with respect to Registration Statements and Amendments thereto signed by the following persons in their capacities as Trustees of WM Trust I: David E. Anderson, Anne V. Farrell and Richard C. Yancey are incorporated by reference to WM Variable Trust's Post-Effective Amendment No. 15 on Form N-1A, filed on April 1, 1998.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston in the State of Massachusetts on the 16th day of April, 1998.

                              WM Trust I


                              By: WILLIAM G. PAPESH*
                                  ------------------
                                  William G. Papesh, President

                              *By: /s/ John T. West
                                   ---------------------------------------
                                   John T. West, as Attorney-in-Fact



     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                         Title                                                   Date
         ---------                         -----                                                   ----
WILLIAM G. PAPESH*                    President and Trustee                                     April 16, 1998
------------------------
William G. Papesh

/s/ John T. West                      Vice President and Secretary                              April 16, 1998
------------------------
John T. West

DAVID E. ANDERSON*                    Trustee                                                   April 16, 1998
------------------------
David E. Anderson

WAYNE L. ATTWOOD, M.D.*               Trustee                                                   April 16, 1998
------------------------
Wayne L. Attwood, M.D.

ARTHUR H. BERNSTEIN, ESQ*.            Trustee                                                   April 16, 1998
------------------------
Arthur H. Bernstein, Esq.

KRISTIANNE BLAKE*                     Trustee                                                    April 16, 1998
------------------------
Kristianne Blake

         Signature                         Title                                                   Date
         ---------                         -----                                                   ----
EDWARD R. DAVIS*                       Trustee                                                  April 16, 1998
------------------------
Edward R. Davis

JOHN W. ENGLISH*                       Trustee                                                  April 16, 1998
------------------------
John W. English

ANNE V. FARRELL*                       Trustee                                                  April 16, 1998
------------------------
Anne V. Farrell

MICHAEL K. MURPHY*                     Trustee                                                  April 16, 1998
-----------------------------------
Michael K. Murphy
                                       Trustee                                                  April 16, 1998
ALFRED E.OSBORNE, JR.PH.D*
-----------------------------------
Alfred E. Osborne, Jr. Ph.D            Trustee                                                  April 16, 1998

DANIEL L. PAVELICH*
-----------------------------------    Trustee                                                  April 16, 1998
Daniel L. Pavelich
JAY ROCKEY*
-----------------------------------    Trustee                                                  April 16, 1998
Jay Rockey

RICHARD C. YANCEY*
-----------------------------------    Trustee                                                  April 16, 1998
Richard C. Yancey


*By:   /s/ John T. West
       ----------------------------
       John T. West, as Attorney-in-Fact

                                                                   EXHIBIT LIST

Exhibit No.         Exhibit Name

12 (a) Opinion of counsel as to certain tax matters related to the merger of the Sierra Growth and Income Fund into the Growth & Income Fund (formerly known as the Composite Growth & Income Fund).

12 (b) Opinion of counsel as to certain tax matters related to the merger of the Sierra Income Fund into the Income Fund (formerly known as the Composite Income Fund).

12 (c) Opinion of counsel as to certain tax matters related to the merger of the Sierra Global Money Fund and the Sierra Government Money Fund into the Money Market Fund (formerly known as the Composite Money Market Fund).

12 (d) Opinion of counsel as to certain tax matters related to the merger of the Sierra National Municipal Fund into the Tax-Exempt Bond Fund (formerly known as the Composite Tax-Exempt Bond Fund).

12 (e) Opinion of counsel as to certain tax matters related to the merger of the Sierra Government Fund into the U.S. Government Securities Fund (formerly known as the Composite U.S. Government Securities Fund).

12 (f)              Consent of counsel.